THE RODNEY SQUARE FUND - & THE RODNEY SQUARE TAX-EXEMPT FUND
------------------------------------------------------------
    PRESIDENT'S MESSAGE
-----------------------------------------------------------------------------

  DEAR SHAREHOLDER:
     The  management  of the Rodney Square Fund  and  the  Rodney
Square Tax-Exempt Fund is pleased to report to you on the Funds' activities for the fiscal year ended September 30, 1997.

   INVESTMENT RESULTS*
     The U.S. Government Portfolio paid shareholders dividends of $0.05 per share during the year, the Money Market Portfolio paid dividends of $0.05 per share and The Rodney Square Tax-Exempt Fund paid dividends of $0.03 per share. Based on the Portfolios' net asset values of $1.00 per share, these dividends represented total returns of 5.07%, 5.17% and 3.09%, respectively.

   ECONOMIC OVERVIEW
     U.S. economic activity remained buoyant throughout the Funds' fiscal year. The economy barreled along during the first half at a 4.6% annualized rate, prompting the Federal Reserve (the "Fed") to raise its federal funds rate target 25 basis points to 5.50% on March 25, 1997. The Fed's decision to slightly tighten monetary policy was a preemptive effort to slow growth before price pressures began to mount. Economic growth over the remaining half of the fiscal year appears to have cooled to a more moderate 3.0-3.5% annualized rate. Demand growth remained strong, however, and capacity constraints tightened with the unemployment rate dipping below 5%. The four-quarter growth rate in excess of 4%, is well above most academic estimates of the economy's non-inflationary growth potential. In the past, this combination of strong growth, low unemployment and strong consumer demand have provided a breeding ground for inflation.

     The behavior of inflation this year, however, has been at odds with past experience. Consumer prices have risen at a scant 2.2% year over year rate despite solid growth in the economy's output. Many analysts have begun to reexamine their views of the economy and a new paradigm economic thesis seems to be emerging. Fed Chairman Greenspan appeared to have warmed to this possibility as his Humprey-Hawkins testimony before Congress in July was decidedly less hawkish than his report in February. This "brave new world" thinking has the economy undergoing structural changes that have increased the economy's non-inflationary growth potential. Under this scenario, productivity gains allow supply side factors to limit upward price pressures that would normally be associated with strong demand growth and lend support for a lower natural rate of unemployment.

     The question confronting policy makers going forward is whether these changes are indeed structural, or will prove to be cyclical and transitory. While there are clearly some doubts at the central bank regarding the dawning of a "new era" for the U.S. economy, the risk of a preemptive tightening at this point could prove costly in terms of lost output. Monetary policy makers appear willing to take a "wait and see" approach toward inflation as reflected in their decision to leave rates unchanged at the September Federal Open Market Committee meeting.

     Recent data seem to indicate that the economy is operating at a less robust pace than earlier in the year lending support for the Fed's "wait and see" approach. Since early September, the markets have rallied sharply as reports on manufacturing, prices and employment suggested the economy was losing steam. At year end, yields across the coupon curve were off nearly 100 basis points from the highs seen in April, while one year money market levels were about 50 basis points lower.



*     PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE  RESULTS.  AN
INVESTMENT  IN  EITHER FUND IS NEITHER INSURED NOR GUARANTEED  BY
WILMINGTON            TRUST   COMPANY  OR   ANY   OTHER   BANKING
INSTITUTION,  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT  INSURANCE
CORPORATION  (FDIC), THE FEDERAL         RESERVE  BOARD,  OR  ANY
OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL  BE
ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF           $1.00.

THE RODNEY SQUARE FUND - & THE RODNEY SQUARE TAX-EXEMPT FUND
------------------------------------------------------------
    PRESIDENT'S MESSAGE - CONTINUED
-----------------------------------------------------------------------------

     Given the high resource utilization rate in the economy, we expect the Fed to remain vigilant with respect to upward price pressure. Fed Chairman Greenspan's comments before the House Budget Committee on October 8 indicate that he has not fully embraced the new economic paradigm. Greenspan's comments imply that he remains concerned about potential inflation pressures should unusually strong economic growth persist. Current economic conditions suggest to us that the risks are still skewed for the Fed to tighten. However, barring a significant near term re-acceleration in demand growth or an inflation shock, monetary policy will likely be on hold through year end.

   INVESTMENT STRATEGY
     During the course of the past fiscal year, Rodney Square Management Corporation attempted to anticipate the directional changes in interest rates and swings in market psychology to structure the portfolios to maximize returns for shareholders. We attempt to identify relative value in the money markets and adjust the weighted average maturity of the portfolios accordingly. Judging by the favorable return of each of the portfolios versus its peer group, the Funds' manager believes it had success this past fiscal year.

     As measured by IBC's Money Fund Report, the Money Market Portfolio had a 12-month return of 5.17% versus 4.97% for IBC's First Tier average; the U.S. Government Portfolio had a 12-month return of 5.07% versus 4.88% for IBC's Government and Agency average; and the Tax-Exempt Fund had a 12-month return of 3.09% versus 3.04% for IBC's Stockbroker & General category average. *

     We invite your comment and questions and we thank you for your investment in the Funds.



                                       Sincerely,


                                       /s/ Martin L. Klopping
                                       Martin L. Klopping
                                       President



   October 23, 1997

*     PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE  RESULTS.  AN
INVESTMENT  IN  EITHER FUND IS NEITHER INSURED NOR GUARANTEED  BY
WILMINGTON            TRUST   COMPANY  OR   ANY   OTHER   BANKING
INSTITUTION,  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT  INSURANCE
CORPORATION  (FDIC), THE FEDERAL         RESERVE  BOARD,  OR  ANY
OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL  BE
ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF           $1.00.

THE RODNEY SQUARE FUND/ U.S. GOVERNMENT PORTFOLIO
-------------------------------------------------
    INVESTMENTS / SEPTEMBER 30, 1997
	(Showing Percentage of Total Value of Net Assets)
-------------------------------------------------------------------------------

                                                        PRINCIPAL           VALUE
														 AMOUNT            (NOTE 2)
														---------          --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.2% FEDERAL FARM CREDIT BANKS DISCOUNT
NOTES - 13.8%

Federal Farm Credit Banks Notes, 5.40%, 10/10/97..  $  10,000,000      $  9,986,500
Federal Farm Credit Banks Notes, 5.48%, 11/03/97..     15,000,000        14,924,696
Federal Farm Credit Banks Notes, 5.35%, 01/09/98..     10,000,000         9,851,389
Federal Farm Credit Banks Notes, 5.42%, 01/27/98..      6,000,000         5,893,407
Federal Farm Credit Banks Notes, 5.37%, 05/18/98..     12,000,000        11,590,090
                                                                       ------------
                                                                         52,246,082
																	   ------------
FEDERAL FARM CREDIT BANKS NOTES - 6.6%

Federal Farm Credit Banks Notes, 5.85%, 10/01/97..      5,000,000         5,000,000
Federal Farm Credit Banks Notes, 5.46%, 10/01/97*.      8,000,000         8,000,000
Federal Farm Credit Banks Notes, 7.51%, 02/13/98..      5,000,000         5,030,938
Federal Farm Credit Banks Notes, 5.40%, 03/06/98..      7,000,000         6,993,168
                                                                       ------------
                                                                         25,024,106
																	   ------------
FEDERAL HOME LOAN BANKS DISCOUNT NOTES - 22.7%

Federal Home Loan Banks Notes, 5.41%, 10/10/97...       6,500,000         6,491,209
Federal Home Loan Banks Notes, 5.30%, 10/10/97...       7,000,000         6,990,725
Federal Home Loan Banks Notes, 5.41%, 10/14/97...       7,445,000         7,430,442
Federal Home Loan Banks Notes, 5.61%, 10/15/97...       7,000,000         6,984,728
Federal Home Loan Banks Notes, 5.42%, 10/30/97...       5,385,000         5,361,488
Federal Home Loan Banks Notes, 5.43%, 11/07/97...      20,000,000        19,888,383
Federal Home Loan Banks Notes, 5.47%, 12/03/97...       5,000,000         4,952,138
Federal Home Loan Banks Notes, 5.42%, 12/10/97...       6,050,000         5,986,240
Federal Home Loan Banks Notes, 5.39%, 01/14/98...       5,000,000         4,921,396
Federal Home Loan Banks Notes, 5.39%, 01/16/98...       6,141,000         6,042,619
Federal Home Loan Banks Notes, 5.41%, 02/04/98...       6,000,000         5,886,390
Federal Home Loan Banks Notes, 5.45%, 03/11/98...       5,000,000         4,878,132
                                                                        -----------
	                                                                     85,813,890
                                                                        -----------
FEDERAL HOME LOAN BANKS NOTES - 9.2%

Federal Home Loan Banks Notes, 5.70%, 10/16/97...      10,000,000         9,998,848
Federal Home Loan Banks Notes, 5.71%, 01/21/98...       5,000,000         5,001,767
Federal Home Loan Banks Notes, 5.67%, 03/10/98...       5,000,000         5,001,810
Federal Home Loan Banks Notes, 6.12%, 04/17/98...       5,000,000         4,999,575
Federal Home Loan Banks Notes, 5.76%, 09/25/98...       5,000,000         5,000,250
Federal Home Loan Banks Notes, 5.69%, 10/02/98...       5,000,000         4,996,450
                                                                        -----------
	                                                                     34,998,700
                                                                        -----------

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND/ U.S. GOVERNMENT PORTFOLIO
-------------------------------------------------
    INVESTMENTS - CONTINUED
-------------------------------------------------------------------------------

                                                        PRINCIPAL           VALUE
														 AMOUNT            (NOTE 2)
														---------          --------

TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES - 3.9%

Tennessee Valley Authority Notes, 5.40%, 11/17/97    $  5,000,000       $ 4,964,750
Tennessee Valley Authority Notes, 5.37%, 12/29/97      10,000,000         9,867,242
                                                                        -----------
                                                                         14,831,992
                                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $212,914,770)..............................                      212,914,770
                                                                        -----------


REPURCHASE AGREEMENTS - 45.4%
 With Dean Witter Reynolds, Inc.: at 6.30%,
   dated 09/30/97, to be repurchased at $80,014,000
   on 10/01/97, collaterized by $81,600,040 of various
   U.S. Government Agency Obligation Securities with
   various coupons and maturities to 09/01/27 ........  80,000,000       80,000,000
 With UBS Securities: at 6.30%, dated 09/30/97, to be
   repurchased at $91,689,243 on 10/01/97,
   collateralized by $93,508,509 Federal National
   Mortgage Association Securities with various coupons
   and maturities to 03/01/33.........................  91,673,200       91,673,200
                                                                       ------------

     TOTAL REPURCHASE AGREEMENTS (COST $171,673,200)...............     171,673,200
                                                                       ------------


TOTAL INVESTMENTS (COST $384,587,970)+ - 101.6%...................      384,587,970

OTHER ASSETS AND LIABILITIES, NET - (1.6)%........................       (6,113,469)
                                                                       ------------
NET ASSETS - 100.0%...............................................     $378,474,501
                                                                       ============
<FOOTNOTE>

 * Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rates shown are the
	interest rates as of September 30 1997.
 +  Cost for federal income tax purposes.
</FOOTNOTE>

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS / SEPTEMBER 30, 1997
    (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------

                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------
CERTIFICATES OF DEPOSIT - 19.8%
 FOREIGN BANKS, FOREIGN CENTERS - 4.3%
   Bayerische Vereinsbank, 5.73%, 12/22/97..........................       P-1/A-1+    $ 25,000,000     $    24,989,681
   Bayerische Vereinsbank, 5.75%, 03/16/98..........................       P-1/A-1+      10,000,000          10,000,448
   Societe Generale, London Branch, 5.73%, 02/17/98.................       P-1/A-1+      16,000,000          16,001,800
                                                                                                          -------------
                                                                                                             50,991,929
                                                                                                          -------------
 U.S. BANKS, U.S. BRANCHES - 0.4%
   Morgan Guaranty, New York Branch, 5.87%, 08/06/98................       P-1/A-1+       5,000,000           4,998,785
                                                                                                          -------------

 FOREIGN BANKS, U.S. BRANCHES - 15.1%
   ABN-AmRo Bank, 5.60%, 12/16/97...................................       P-1/A-1+      10,000,000           9,998,959
   Banque Nationale de Paris, 5.55%, 10/08/97.......................       P-1/A-1       20,000,000          20,000,000
   Banque Nationale de Paris, 5.58%, 12/22/97.......................       P-1/A-1       35,000,000          35,000,000
   Canadian Imperial Bank of Commerce, 5.88%, 01/14/98..............       P-1/A-1+      26,000,000          26,000,000
   Credit Agricole, 5.75%, 02/13/98.................................       P-1/A-1+      25,000,000          25,000,000
   Deutsche Bank, 5.91%, 09/14/98...................................       P-1/A-1+      15,000,000          14,990,433
   Royal Bank of Canada, 5.78%, 12/11/97............................       P-1/A-1+       5,000,000           5,000,812
   Royal Bank of Canada, 5.95%, 03/24/98............................       P-1/A-1+      10,000,000           9,994,991
   Societe Generale, 5.57%, 11/19/97................................       P-1/A-1+      10,000,000          10,000,000
   Societe Generale, 6.20%, 05/12/98................................       P-1/A-1+      10,000,000           9,998,252
   Societe Generale, 5.77%, 09/08/98*...............................       P-1/A-1+      14,000,000          13,992,549
                                                                                                          -------------
                                                                                                            179,975,996
																										  -------------
     TOTAL CERTIFICATES OF DEPOSIT (COST $235,966,710).............................................         235,966,710
                                                                                                          -------------


COMMERCIAL PAPER - 52.5%
 AGRICULTURE - 2.9%
   Louis Dreyfus Corp., Ser. B, 5.54%, 10/10/97.....................       P-1/A-1+      10,000,000           9,986,150
   Louis Dreyfus Corp., Ser. B, 5.53%, 10/15/97.....................       P-1/A-1+      25,000,000          24,946,236
                                                                                                          -------------
                                                                                                             34,932,386
                                                                                                          -------------
 AUTOMOBILES - 5.5%
   Daimler-Benz North America Corp., 5.51%, 10/06/97................       P-1/A-1        5,000,000           4,996,174
   Daimler-Benz North America Corp., 5.55%, 01/12/98................       P-1/A-1       20,000,000          19,682,417
   Daimler-Benz North America Corp., 5.53%, 03/20/98................       P-1/A-1       15,000,000          14,608,292
   Volkswagen of America, Inc., 5.54%, 10/17/97.....................       P-1/A-1       15,000,000          14,963,067
   Volkswagen of America, Inc., 5.53%, 10/24/97.....................       P-1/A-1       11,200,000          11,160,430
                                                                                                          -------------
                                                                                                             65,410,380
                                                                                                          -------------
 BANKS - 2.9%
   Abbey National North America, 5.51%, 03/16/98....................       P-1/A-1+      15,000,000          14,618,892
   UBS Finance, 5.52%, 10/16/97.....................................       P-1/A-1+      20,000,000          19,954,000
                                                                                                          -------------
 The accompanying notes are an integral part of the financial statements.
                                                                                                             34,572,892
                                                                                                          -------------

 THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
 -----------------------------------------------
     INVESTMENTS - CONTINUED
 ------------------------------------------------------------------------------


                                                                         MOODY'S/S&P        PRINCIPAL          VALUE
                                                                           RATING            AMOUNT           (NOTE 2)
                                                                         -----------        ---------        ---------

 CHEMICALS - 8.8%
   Akzo Nobel America, Inc., 5.60%, 10/21/97........................       P-1/A-1     $ 10,000,000       $   9,968,889
   Akzo Nobel America, Inc., 5.54%, 11/06/97........................       P-1/A-1        5,000,000           4,972,300
   Akzo Nobel America, Inc., 5.51%, 11/18/97........................       P-1/A-1       15,000,000          14,889,800
   Akzo Nobel America, Inc., 5.53%, 12/11/97........................       P-1/A-1       10,000,000           9,890,936
   Akzo Nobel America, Inc., 5.54%, 01/22/98........................       P-1/A-1       10,000,000           9,826,106
   E.I. DuPont de Nemours & Co., 5.63%, 12/02/97....................       P-1/A-1+      25,000,000          24,757,597
   Formosa Plastics Corp. USA, 5.53%, 10/07/97......................       P-1/A-1+      30,000,000          29,972,350
                                                                                                          -------------
                                                                                                            104,277,978
																										  -------------
 FINANCIAL SERVICES - 7.7%
   General Electric Cap. Corp., 5.57%, 12/05/97.....................       P-1/A-1+      25,000,000          24,748,576
   General Electric Cap. Corp., 5.57%, 01/09/98.....................       P-1/A-1+      12,000,000          11,814,333
   Morgan Stanley Dean Witter Discover Co., 5.55%, 10/07/97.........       P-1/A-1       40,000,000          39,963,267
   Morgan Stanley Dean Witter Discover Co., 5.52%, 10/14/97.........       P-1/A-1       15,000,000          14,970,100
                                                                                                          -------------
                                                                                                             91,496,276
																										  -------------
 INTERNATIONAL TRADING - 0.4%
   Daewoo International America Corp., 5.55%, 02/26/98..............       P-1/A-1+       5,000,000           4,885,917
                                                                                                          -------------

 LEASING - 8.1%
   International Lease Finance Corp., 5.51%, 11/14/97...............       P-1/A-1       36,000,000          35,757,560
   International Lease Finance Corp., 5.50%, 12/03/97...............       P-1/A-1       10,000,000           9,903,750
   Vehicle Services Corp. of America Ltd., 5.54%, 11/04/97..........       P-1/A-1+       2,500,000           2,486,919
   Vehicle Services Corp. of America Ltd., 5.54%, 11/18/97..........       P-1/A-1+      48,000,000          47,645,440
                                                                                                          -------------
                                                                                                             95,793,669
																										  -------------
 MARKETING - 1.0%
   Omnicom Finance, Inc., 5.53%, 10/16/97...........................       P-1/A-1+      12,000,000          11,972,350
                                                                                                          -------------

 MEDICAL & MEDICAL SERVICES - 0.7%
   Medical Building Funding VII, L.L.C., 5.85%, 12/04/97............        NR/A-1        8,300,000           8,213,680
                                                                                                          -------------

 PHARMACEUTICALS PREPARATIONS - 3.3%
   Zeneca Wilmington, Inc., 5.50%, 11/14/97.........................       P-1/A-1+      40,000,000          39,730,927
                                                                                                          -------------

 SECURITIES DEALERS - 11.2%
   Credit Suisse First Boston, Inc., 5.80%, 10/20/97................       P-1/A-1+      10,838,000          10,804,824
   Credit Suisse First Boston, Inc., 5.52%, 12/10/97................       P-1/A-1+      24,000,000          23,742,400
   Goldman Sachs Group LP, 5.51%, 10/09/97..........................       P-1/A-1+      15,000,000          14,981,633
   Goldman Sachs Group LP, 5.53%, 11/12/97..........................       P-1/A-1+      25,000,000          24,838,708
   Goldman Sachs Group LP, 5.51%, 11/18/97..........................       P-1/A-1+      10,000,000           9,926,533
   Merrill Lynch & Co., Inc., 5.52%, 11/13/97.......................       P-1/A-1+      20,000,000          19,868,134

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------

   Merrill Lynch & Co., Inc., 5.58%, 01/06/98.......................       P-1/A-1+    $ 30,000,000      $   29,549,085
                                                                                                          -------------
                                                                                                            133,711,317
																										  -------------
     TOTAL COMMERCIAL PAPER (COST $624,997,772)....................................................         624,997,772
                                                                                                          -------------

CORPORATE NOTES - 9.4%
 BANKS - 6.7%
   Bank of America, NT & SA, 5.52%, 11/21/97........................       P-1/A-1+      20,000,000          19,998,368
   Bank One Columbus, 5.52%, 06/10/98*..............................       P-1/A-1+      25,000,000          24,988,943
   Morgan Guaranty Trust Co., 6.02%, 03/25/98.......................       P-1/A-1+      10,000,000           9,996,430
   Royal Bank of Canada, 5.49%, 06/09/98*...........................       P-1/A-1+      25,000,000          24,987,546
                                                                                                          -------------
                                                                                                             79,971,287
                                                                                                          -------------
 FINANCIAL - 0.2%
   General Electric Cap. Corp., 5.05%, 02/09/98.....................       Aaa/AAA        3,000,000           2,992,152
                                                                                                          -------------

 CHEMICALS - 1.2%
   E.I. DuPont de Nemours & Co. Discount Note, 5.48%, 07/28/98......       P-1/A-1+      15,000,000          14,315,000
                                                                                                          -------------

 SECURITY & COMMODITY BROKERS, DEALERS - 1.3%
   Credit Suisse First Boston, Inc., 5.93%, 03/17/98................       P-1/A-1+       5,000,000           5,000,000
   Credit Suisse First Boston, Inc., 6.15%, 06/02/98................       P-1/A-1+      10,000,000          10,018,912
                                                                                                          -------------
                                                                                                             15,018,912
																										  -------------


    TOTAL CORPORATE NOTES (COST $112,297,351).......................................................        112,297,351
                                                                                                          -------------

TAXABLE MUNICIPAL SECURITIES - 5.4%
 CALIFORNIA - 3.7%
   Oakland-Alameda County Coliseum Auth., 5.64%, 12/02/97...........      VMIG1/A-1+      7,500,000           7,500,000
   Oakland-Alameda County Coliseum Auth., Ser. 1996 A-2, 5.65%,
      10/09/97......................................................      VMIG1/A-1+     10,000,000          10,000,000
   Oakland-Alameda County Coliseum Auth., Ser. 1996 A-2, 5.66%,
     10/14/97.......................................................      VMIG1/A-1+     20,600,000          20,600,000
   Oakland-Alameda County Coliseum Auth., Ser. 1996 A-2, 5.63%,
     11/17/97.......................................................      VMIG1/A-1+      6,500,000           6,500,000
                                                                                                          -------------
                                                                                                             44,600,000
																										  -------------
 ILLINOIS - 1.7%
   Illinois Student Assistance Commission Tax., Ser. B, 5.56%,
     09/01/31*......................................................       VMIG1/NR      16,000,000          16,000,000
   Waukesha Health Systems, Inc. Tax. Rev. Bonds, Ser. 1996,
     5.65%, 08/15/26*...............................................      VMIG1/A-1+      3,750,000           3,750,000
                                                                                                          -------------
                                                                                                             19,750,000
                                                                                                          -------------
	 TOTAL TAXABLE MUNICIPAL SECURITIES (COST $64,350,000).........................................          64,350,000
                                                                                                          -------------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND / MONEY MARKET PORTFOLIO
-----------------------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------

TIME DEPOSITS - 8.4%
   Credit Commercial de France, Grand Cayman Branch, 6.50%,
     10/01/97.......................................................       P-1/A-1      $ 50,000,000      $  50,000,000
   Republic National Bank of New York, Grand Cayman Branch,
     6.50%, 10/01/97................................................       P-1/A-1+       50,000,000         50,000,000
                                                                                                          -------------

     TOTAL TIME DEPOSITS (COST $100,000,000).......................................................         100,000,000
                                                                                                          -------------

REPURCHASE AGREEMENT - 4.5%
   With UBS Securities, Inc.: at 6.30%, dated 09/30/97, to be repurchased at $53,148,299 on 10/01/97, collateralized by
	$54,204,692 Federal National Mortgage Association security
	due 03/01/33(COST $53,139,000) .................................................     53,139,000       $  53,139,000
                                                                                                          -------------




TOTAL INVESTMENTS (COST $1,190,750,833)+ - 100.0%..................................................       1,190,750,833

OTHER ASSETS AND LIABILITIES, NET - 0.0% ..........................................................             519,875
                                                                                                          -------------
NET ASSETS - 100.0%................................................................................      $1,191,270,708
                                                                                                         ==============

<FOOTNOTES>
*	Denotes a Variable or Floating Rate Note.  Variable and Floating Rate Notes
    are instruments whose rates change periodically.  The rates shown are the
	interest rates as of  September 30, 1997.
+	Cost for federal income tax purposes.
</FOOTNOTES>

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS / SEPTEMBER 30, 1997
    (Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------

                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------
MUNICIPAL BONDS - 99.9%
 ALABAMA - 1.2%
   Port City Medical Clinic Brd. of Mobile, AL Rev. Bonds TECP
     (Mobile Infirmary Assoc.), Ser. 1992-A, 3.75%, 10/15/97........      VMIG1/A-1+   $  3,300,000      $    3,300,000
                                                                                                          -------------

 CALIFORNIA - 1.1%
   State of California 1997-1998 Rev. Ant. Notes, 4.50%, 06/30/98...      MIG1/SP-1+      3,000,000           3,014,072
                                                                                                          -------------

 DISTRICT OF COLUMBIA - 3.9%
   Dist. of Columbia (American Univ.), Ser. 1985, 4.10%, 10/01/15*..       VMIG1/NR      10,000,000          10,000,000
   Dist. of Columbia (American Univ.), Ser. 1986A, 4.10%, 12/01/15*.       VMIG1/NR       1,000,000           1,000,000
                                                                                                          -------------
                                                                                                             11,000,000
																										  -------------
 FLORIDA - 4.7%
   City of Jacksonville, FL Electric Auth. TECP, Ser. D-1, 3.70%,
     10/24/97.......................................................       P-1/A-1+       9,100,000           9,100,000
   St. Lucie County, FL Poll. Cntrl. Rev. Bonds TECP, (Florida Power
     & Light Co. Proj.), Ser. 1994-B, 3.70%, 12/09/97...............      VMIG1/A-1+      4,200,000           4,200,000
                                                                                                          -------------
                                                                                                             13,300,000
																										  -------------
 GEORGIA - 10.0%
   Atlanta, GA Downtown Dev. Auth. (CARE Proj.), Ser. 1993,
     4.00%, 06/01/13*...............................................       VMIG1/NR       2,400,000           2,400,000
   Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds TECP
     (Ogelthorpe Power Corp. Vogtle Proj.), Ser. 1997A, 3.60%,
     12/01/97.......................................................       Aaa/AAA        2,600,000           2,600,000
   Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia
     Kraft Co. Proj.), 3.90%, 12/01/15*.............................        P-1/NR        4,875,000           4,875,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Alfred & Adele
     Davis Academy, Inc.), 4.00%, 12/01/10*.........................        Aa3/NR        2,000,000           2,000,000
   Fulton County, GA Dev. Auth. Rev. Bonds (The Arthritis Foundation
     Inc. Proj.), 4.00%, 12/01/16*..................................        Aa3/NR        1,000,000           1,000,000
   Gwinnett County, GA Dev. Auth. (Wesleyan School, Inc. Proj.),
     Ser. 1997, 4.00%, 03/01/17*....................................        Aa3/NR        1,000,000           1,000,000
   Municipal Gas Auth. of Georgia Gas Rev. Bonds TECP (Southern
     Portfolio 1 Proj.), Ser. D, 3.85%, 10/09/97....................       NR/A-1+        5,800,000           5,800,000
   Smyrna, GA Housing Auth. Multi-Family Housing Rev. Bonds
     (Garden Post Village Proj.), 4.10%, 06/01/25*..................       NR/A-1+        8,500,000           8,500,000
                                                                                                          -------------
                                                                                                             28,175,000
																										  -------------
 IDAHO - 1.9%
   Idaho Health Fac. Auth. Rev. Bonds (St. Luke's Regional
     Medical Center Proj.), Ser. 1995, 3.85%, 05/01/22*.............       VMIG1/NR       5,200,000           5,200,000
                                                                                                          -------------
The accompanying notes are an integral part of the financial statements.


THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------

 ILLINOIS - 19.6%
   Illinois Dev. Fin. Auth. Rev. Bonds (Chicago Symphony Orchestra
     Proj.), Ser. 1996, 4.05%, 06/01/31*............................      VMIG1/A-1+   $  1,800,000     $     1,800,000
   Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Bonds (Commonwealth
     Edison Co. Proj.), Ser. C, 4.15%, 03/01/09*....................       P-1/A-1+      10,000,000          10,000,000
   Illinois Educ. Fac. Auth. Rev. Bonds (Field Museum of Natural
     History), Ser. 1985, 4.05%, 11/01/25*..........................      VMIG1/A-1+      2,400,000           2,400,000
   Illinois Educ. Fac. Auth. Rev. Bonds (DePaul Univ. Proj.),
     Ser. 1992, 4.05%, 04/01/26*....................................      VMIG1/A-1+     12,100,000          12,100,000
   Illinois Health Fac. Auth. Rev. Bonds TECP (Univ. of Chicago),
     3.80%, 12/02/97................................................      VMIG1/A-1+     12,700,000          12,700,000
   Illinois Health Fac. Auth. Rev. Bonds (Healthcorp Affiliates
     Central DuPage Hosp. Proj.), Ser. 1990, 3.85%, 11/01/20*.......       VMIG1/NR       2,600,000           2,600,000
   Illinois Health Fac. Auth. Rev. Bonds (Gottlieb Health Resources,
     Inc.), Ser. 1990, 4.05%, 11/15/25*.............................       VMIG1/NR       9,000,000           9,000,000
   Illinois Health Fac. Auth. Rev Bonds (Park Plaza Center),
     4.05%, 09/15/20*...............................................       NR/A-1+        3,350,000           3,350,000
   Oak Forest, IL Dev. Rev. Bonds (Homewood Pool - South Suburban
     Mayors & Managers Assoc. Program), 4.05%, 07/21/24*............       VMIG1/NR       1,000,000           1,000,000
                                                                                                          -------------
                                                                                                             54,950,000
																										  -------------

 INDIANA - 5.0%
   City of Mt. Vernon, IN Poll. Cntrl. Solid Waste Disposal
     Rev. Bonds TECP (General Electric Co. Proj.), Ser. 1989-A,
     3.75%, 12/19/97................................................       P-1/A-1+       4,300,000           4,300,000
   Indiana Educ. Auth. Rev. Bonds (St. Mary of The Woods College),
     4.05%, 02/15/26*...............................................       NR/A-1+        2,000,000           2,000,000
   Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access Designated
     Pool Proj.), Ser. 1992, 4.05%, 12/01/02*.......................       VMIG1/NR       1,300,000           1,300,000
   Indiana Hosp. Equip. Fin. Auth. Rev. Bonds, Ser. 1985A,
     4.05%, 12/01/15*...............................................      VMIG1/A-1       3,400,000           3,400,000
   The Trustees of Purdue Univ. Student Fee Bonds, Ser. L,
     4.05%, 07/01/20*...............................................      VMIG1/A-1+      3,000,000           3,000,000
                                                                                                          -------------
                                                                                                             14,000,000
																										  -------------
 KENTUCKY - 2.8%
   Jefferson County, KY  Poll. Cntrl. Rev. Bonds TECP (Louisville
     Gas & Electric Co.), Ser. 1992 A, 3.80%, 12/16/97..............      VMIG1/A-1+      8,000,000           8,000,000
                                                                                                          -------------

 LOUISIANA - 5.8%
   Louisiana Public Fac. Auth. Hosp. Rev. Bonds (Willis-Knighton
     Medical Center Proj.), Ser. 1993, 4.10%, 09/01/23*.............      VMIG1/A-1       5,700,000           5,700,000
   Plaquemines Port Harbor and Terminal Marine Terminal Dist.
     Fac. Rev. Bonds TECP (Electro-Coal Transfer), Ser. 1985-A,
     3.75%, 12/09/97................................................       P-1/A-1+      10,500,000          10,500,000
                                                                                                          -------------
																										     16,200,000
                                                                                                          -------------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ----------

 MARYLAND - 2.4%
   Montgomery County, MD TECP, Ser. 1995, 3.80%, 12/08/97...........       P-1/A-1+    $  6,800,000      $    6,800,000
                                                                                                          -------------

 MINNESOTA - 4.0%
   Becker, MN Poll. Cntrl. Rev. Bonds Northern States Power Co.
     TECP, (Sherburne County Generating Station Unit 3),
     Ser. 1993-A, 3.75%, 11/13/97...................................      VMIG1/A-1+      5,300,000           5,300,000
   City of Rochester, MN Health Care Fac. Rev. Bonds TECP, (Mayo
     Foundation/Mayo Medical Center), Ser. 1992-C, 3.80%,
     10/17/97.......................................................       AA+/A-1+       5,950,000           5,950,000
                                                                                                          -------------
                                                                                                             11,250,000
																										  -------------

 MISSISSIPPI - 1.8%
   Mississippi Business Fin. Corp. Ind. Dev. Rev. Bonds (Mississippi
     College Proj.), Ser. 1996, 4.10%, 09/01/06*....................       NR/A-1+        5,000,000           5,000,000
                                                                                                          -------------

 NORTH CAROLINA - 2.6%
   Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth.
     (Texas Gulf), Ser. 1985, 4.17%, 10/01/05*......................        Aa3/NR        5,000,000           5,000,000
   North Carolina State Eastern Municipal Power Agency TECP,
     3.75%, 12/01/97................................................       P-1/A-1+       2,400,000           2,400,000
                                                                                                          -------------
                                                                                                              7,400,000
																										  -------------
 NORTH DAKOTA - 3.0%
   Grand Forks, ND Health Care Fac. (United Hosp. Obligated
     Group), Ser. 1992B, 3.85%, 12/01/16*...........................       VMIG1/NR       8,300,000           8,300,000
                                                                                                          -------------

 PENNSYLVANIA - 0.7%
   City of Philadelphia, PA Tax & Rev. Ant. Notes, Ser. 1997-98,
     4.50%, 06/30/98................................................      MIG1/SP-1+      2,000,000           2,007,163
                                                                                                          -------------

 SOUTH CAROLINA - 2.1%
   South Carolina Public Service Auth. TECP, 3.85%, 11/20/97........       P-1/A-1        6,000,000           6,000,000
                                                                                                          -------------

 TENNESSEE - 2.2%
   Clarksville, TN Public Bldg. Auth. (Tenn. Municipal Bond Fund),
     Ser. 1995 4.10%, 10/1/25*......................................       NR/A-1+        2,000,000           2,000,000
   Clarksville, TN Public Bldg. Auth. (Tenn. Municipal Bond Fund),
     Ser. 1994, 4.10%, 06/01/24*....................................       NR/A-1+        4,300,000           4,300,000
                                                                                                          -------------
                                                                                                              6,300,000
																										  -------------
 TEXAS - 15.8%
   Angelina & Neches River Auth. of Texas Ind. Dev. Corp. Solid
     Waste Rev. Bonds (TEEC, Inc. Temple Inland Proj.), Ser. 1984C,
     3.80%, 05/01/14*...............................................        P-1/NR          500,000             500,000

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                        MOODY'S/S&P        PRINCIPAL          VALUE
                                                                          RATING            AMOUNT           (NOTE 2)
                                                                        -----------        ---------        ---------
   Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air
     Force Village II Proj.), Ser. 1985B, 4.05%, 03/01/12*..........       NR/A-1+      $ 9,800,000         $ 9,800,000
   Brazos River Harbor Nav. Dist. Rev. Ref. Bonds TECP (Dow
     Chemical Co. Proj.), 3.75%, 11/14/97...........................        P-1/NR        4,900,000           4,900,000
   Brazos River Harbor Nav. Dist. Rev. Ref. Bonds TECP (Dow
     Chemical Co. Proj.), Ser. 1987-B, 3.80%, 11/10/97..............        P-1/NR        3,000,000           3,000,000
   Brazos River Harbor Nav. Dist. Rev. Ref. Bonds TECP (Dow
     Chemical Co. Proj.), 3.75%, 11/20/97...........................        P-1/NR        4,000,000           4,000,000
   City of Houston, TX TECP, Ser. B, 3.75%, 11/12/97................       P-1/A-1+       2,000,000           2,000,000
   City of San Antonio, TX Electric and Gas System TECP, 3.80%,
     12/15/97.......................................................       P-1/A-1+       8,600,000           8,600,000
   Lower Neches Valley Auth. (Chevron USA, Inc. Proj.), Ser.
     1987, 3.75%, 02/17/98, Put Option..............................       P-1/A-1+       1,400,000           1,400,000
   State of Texas, Tax & Rev. Ant. Notes, Ser. 1997-A, 4.75%,
     08/31/98.......................................................      MIG1/SP-1+     10,000,000          10,080,086
                                                                                                          -------------
                                                                                                             44,280,086
                                                                                                          -------------
 UTAH - 2.3%
   State of Utah Gen. Oblig. TECP, Ser. A, 3.75%, 10/10/97..........       P-1/A-1+       6,500,000           6,500,000
                                                                                                          -------------

 VIRGINIA - 0.5%
   Ind. Dev. Auth. of the City of Norfolk, VA Hosp. Rev. Bonds TECP
     (Sentara Hosp. Norfolk Proj.), Ser. 1990-A, 3.75%, 10/15/97....      VMIG1/A-1+      1,500,000           1,500,000
                                                                                                          -------------

 WASHINGTON - 2.9%
   Washington Health Care Fac. Auth. Rev. Bonds (Fred Hutchinson
     Cancer Research Center), Ser. 1996, 3.85%, 01/01/23*...........       VMIG1/NR       6,935,000           6,935,000
   Washington Health Care Fac. Auth. Rev. Bonds (Fred Hutchinson
     Cancer Research Center), Ser. 1991A, 3.85%, 01/01/18*..........       VMIG1/NR       1,190,000           1,190,000
                                                                                                          -------------
                                                                                                              8,125,000
																										  -------------
 WYOMING - 3.6%
   Gillette, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp Proj.)
     Ser 1988, 3.70%, 10/24/97......................................       P-1/A-1+       6,000,000           6,000,000
   Green River, WY Poll. Cntrl. Rev. Bonds (Texas Gulf Inc.),
     Ser. 1984, 4.30%, 12/01/04*....................................        Aa2/NR        2,000,000           2,000,000
   Lincoln County, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp
     Proj.), Ser. 1991, 3.85%, 12/01/97.............................      VMIG1/A-1+      2,000,000           2,000,000
                                                                                                          -------------
                                                                                                             10,000,000
                                                                                                          -------------
     TOTAL MUNICIPAL BONDS (COST $280,601,321).....................................................         280,601,321
                                                                                                          -------------
The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
    INVESTMENTS - CONTINUED
------------------------------------------------------------------------------


                                                                                                              VALUE
                                                                                                             (NOTE 2)
                                                                                                            ---------

TOTAL INVESTMENTS (COST $280,601,321)+ - 99.9%......................................................      $280,601,321

OTHER ASSETS AND LIABILITIES, NET - 0.1%............................................................           262,643
                                                                                                          ------------
NET ASSETS - 100.0%.................................................................................      $280,863,964
                                                                                                          ============
<FOOTNOTE>

*	 Denotes a Variable or Floating Rate Note.  Variable and Floating Rate
     Notes are instruments whose rates change periodically.  The rates shown
	 are the interest rates as of September 30, 1997.
+	 Cost for federal tax purposes.
TECP-Tax-Exempt Commercial Paper and multimodal bonds in commercial paper mode.
</FOOTNOTE>

The accompanying notes are an integral part of the financial statements.






THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997

                                         RODNEY SQUARE     RODNEY SQUARE
                                              FUND -           FUND -       RODNEY SQUARE
                                       U.S. GOVERNMENT      MONEY MARKET      TAX-EXEMPT
                                           PORTFOLIO         PORTFOLIO           FUND
									---------------------------------------------------------
ASSETS:
Investments in securities
 (including repurchase agreements
  of $171,673,200, $53,139,000 and
  $0, respectively), at value
  (amortized cost $384,587,970,
  $1,190,750,833, and $280,601,321,
  respectively) (Note 2)............     $384,587,970     $ 1,190,750,833       $280,601,321
Interest receivable.................          839,884           6,236,327          1,133,517
Other assets........................            3,838               8,530             32,596
                                     --------------------------------------------------------
Total assets........................      385,431,692       1,196,995,690        281,767,434
                                     --------------------------------------------------------
LIABILITIES:
Dividends payable...................        1,736,222           5,112,363            720,972
Investment securities purchased
 payable............................        4,996,450                   0                  0
Accrued management fee (Note 3).....          161,866             467,745            107,242
Other accrued expenses (Note 3).....           62,653             144,874             75,256
                                     --------------------------------------------------------
 Total liabilities..................        6,957,191           5,724,982            903,470
                                     --------------------------------------------------------
NET ASSETS..........................     $378,474,501     $ 1,191,270,708       $280,863,964
                                     ========================================================

NET ASSETS CONSIST OF:
Capital paid in.....................     $378,472,288     $ 1,191,299,545       $280,865,624
Accumulated realized gain (loss)
 on investments - net...............            2,213             (28,837)            (1,660)
                                     --------------------------------------------------------
NET ASSETS, for 378,472,288,
 1,191,299,545, and 280,872,307,
 shares outstanding, respectively...     $378,474,501     $ 1,191,270,708       $280,863,964
                                     ========================================================

NET ASSET VALUE, offering and
 redemption price per share:........          $1.00(1)             $1.00(2)           $1.00(3)
                                     ========================================================
<FOOTNOTE>
1    $378,474,501 / 378,472,288 outstanding shares of beneficial interest,  no par value
2    $1,191,270,708 / 1,191,299,545 outstanding shares of beneficial interest, no par value
3    $280,863,964 / 280,872,307 outstanding shares of beneficial interest,  no par value
</FOOTNOTE>

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
------------------------------------------------------------------------------

  STATEMENTS OF OPERATIONS
  For the Fiscal Year Ended September 30, 1997


                                           RODNEY SQUARE      RODNEY SQUARE
                                               FUND -             FUND -        RODNEY SQUARE
                                          U.S. GOVERNMENT      MONEY MARKET       TAX-EXEMPT
                                             PORTFOLIO           PORTFOLIO           FUND
                                   -------------------------------------------------------------

INTEREST INCOME...................           $19,471,904      $  60,367,087       $10,211,265

EXPENSES:
Management  fee (Note 3)..........             1,660,206          5,069,252         1,325,491
Accounting fee (Note 3)...........               100,648            245,714            86,405
Distribution expenses (Note 3)....                60,430            196,165            18,757
Trustees' fees and expenses (Note 3)               6,157              9,164             6,165
Registration fees.................                27,054             61,686            55,196
Reports to shareholders...........                 9,048             19,327             7,024
Legal.............................                27,253             80,449            56,277
Audit.............................                14,006             39,291            29,101
Other.............................                42,148            124,090            34,515
                                     ------------------------------------------------------------
   Total expenses.................             1,946,950          5,845,138         1,618,931
                                     ------------------------------------------------------------
   Net investment income..........            17,524,954         54,521,949         8,592,334
                                     ------------------------------------------------------------
REALIZED GAIN (LOSS)ON INVESTMENTS
  - NET (NOTE 2)..................                   651            (14,558)                0
                                     ------------------------------------------------------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS........           $17,525,605        $54,507,391       $ 8,592,334
                                     ============================================================

The accompanying notes are an integral pat of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL STATEMENTS
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                           RODNEY SQUARE      RODNEY SQUARE
                                               FUND -             FUND -        RODNEY SQUARE
                                          U.S. GOVERNMENT      MONEY MARKET       TAX-EXEMPT
                                             PORTFOLIO           PORTFOLIO           FUND
                                   -------------------------------------------------------------
For the Fiscal Year Ended
 September 30, 1997
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income............        $   17,524,954     $   54,521,949     $    8,592,334
 Net realized gain (loss) on
  investments.....................                   651            (14,558)                 0
                                     -----------------------------------------------------------
 Net increase in net assets
  resulting from operations.......            17,525,605         54,507,391          8,592,334
                                     -----------------------------------------------------------
Dividends to shareholders from
 net investment income............           (17,524,954)       (54,521,949)        (8,592,334)
                                     -----------------------------------------------------------
Share transactions at net asset
 value of $1.00 per share:
 Proceeds from sale of shares.....         4,042,452,758      8,656,915,051      2,251,065,320
 Shares issued to shareholders
  in reinvestment of dividends
  from net investment income......               406,577          4,778,057            257,389
 Cost of shares redeemed..........        (4,005,811,594)    (8,451,263,968)    (2,207,643,449)
                                      -----------------------------------------------------------
 Net increase in net assets and
  shares resulting from share
  transactions...................             37,047,741        210,429,140         43,679,260
                                       ---------------------------------------------------------
 Total increase in net assets....             37,048,392        210,414,582         43,679,260

NET ASSETS:
 Beginning of year...............            341,426,109        980,856,126        237,184,704
                                      ----------------------------------------------------------
 End of year.....................           $378,474,501   $  1,191,270,708      $ 280,863,964
                                      ==========================================================

For the Fiscal Year Ended September 30, 1996
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income...........        $    18,163,286   $     43,763,846    $     8,832,901
 Net realized gain (loss) on
   investments...................                    (58)               127                  0
                                       ---------------------------------------------------------
 Net increase in net assets
  resulting from operations......             18,163,228         43,763,973          8,832,901
                                       ---------------------------------------------------------
Dividends to shareholders from
  net investment income..........            (18,163,286)       (43,763,846)        (8,832,901)
                                       ---------------------------------------------------------
Share transactions at net asset
 value of $1.00 per share:
 Proceeds from sale of shares....          4,435,793,585      6,848,793,367      2,137,883,514
 Shares issued to shareholders in
  reinvestment of dividends from
  net investment income..........                388,936          3,203,419            289,502
 Cost of shares redeemed.........         (4,400,852,267)    (6,622,265,795)    (2,219,200,892)
                                       ---------------------------------------------------------
 Net increase (decrease) in net
  assets and shares resulting
  from share transactions........             35,330,254        229,730,991       (81,027,876)
                                       ---------------------------------------------------------
Total increase (decrease) in net
 assets..........................             35,330,196        229,731,118       (81,027,876)

NET ASSETS:
 Beginning of year...............            306,095,913        751,125,008       318,212,580
                                       ---------------------------------------------------------
 End of year.....................         $  341,426,109     $  980,856,126     $ 237,184,704
                                       =========================================================

The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
							                             ---------------------------------------------
                                                         1997      1996      1995      1994       1993
														-----------------------------------------------
RODNEY SQUARE FUND - U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR.........             $1.00     $1.00     $1.00     $1.00     $1.00

Investment Operations:
 Net investment income......................             0.050     0.050     0.052     0.033     0.028
                                                        -----------------------------------------------
Distributions:
 From net investment income.................            (0.050)   (0.050)   (0.052)   (0.033)   (0.028)
                                                       ------------------------------------------------
NET ASSET VALUE - END OF YEAR...............             $1.00     $1.00     $1.00     $1.00     $1.00
                                                       ================================================
Total Return................................             5.07%     5.08%     5.37%     3.32%     2.83%
Ratios (to average net assets)/Supplemental
 Data:
    Expenses................................             0.55%     0.55%     0.55%     0.53%     0.53%
    Net investment income...................             4.96%     4.97%     5.25%     3.27%     2.79%
Net assets at end of year (000 omitted).....          $378,475  $341,426  $306,096  $336,766  $386,067


                                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
													  -------------------------------------------------
                                                        1997       1996     1995      1994       1993
													  -------------------------------------------------
RODNEY SQUARE FUND - MONEY MARKET PORTFOLIO
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR.........            $1.00     $1.00     $1.00     $1.00      $1.00
                                                      -------------------------------------------------
Investment Operations:
 Net investment income......................            0.051     0.050     0.054     0.033      0.029
                                                      -------------------------------------------------
Distributions:
 From net investment income.................           (0.051)   (0.050)   (0.054)   (0.033)    (0.029)
                                                      -------------------------------------------------
NET ASSET VALUE - END OF YEAR...............            $1.00     $1.00     $1.00     $1.00      $1.00
                                                      =================================================
Total Return................................             5.17%     5.17%     5.50%     3.37%     2.92%
Ratios (to average net assets)/Supplemental Data:
  Expenses..................................             0.54%     0.53%     0.54%     0.53%     0.52%
  Net investment income.....................             5.06%     5.03%     5.37%     3.33%     2.88%
Net assets at end of year (000 omitted).....        $1,191,271  $980,856  $751,125  $606,835  $649,424

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    FINANCIAL HIGHLIGHTS - CONTINUED
------------------------------------------------------------------------------

                                                             FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
												      -----------------------------------------------
                                                         1997     1996      1995      1994     1993
													  -----------------------------------------------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR..........           $1.00    $1.00     $1.00     $1.00    $1.00
                                                      -----------------------------------------------
Investment Operations:
 Net investment income.......................           0.030    0.031     0.033     0.021    0.020
                                                      -----------------------------------------------
Distributions:
 From net investment income..................          (0.030)  (0.031)   (0.033)   (0.021)  (0.020)
                                                      -----------------------------------------------
NET ASSET VALUE - END OF YEAR................           $1.00    $1.00     $1.00     $1.00    $1.00
                                                      ===============================================

Total Return.................................           3.09%     3.11%     3.36%     2.17%     2.07%
Ratios (to average net assets)/Supplemental Data:
  Expenses...................................           0.57%     0.56%     0.54%     0.54%     0.54%
  Net investment income......................           3.05%     3.08%     3.29%     2.13%     2.05%
Net assets at end of year (000 omitted)......        $280,864  $237,185  $318,213  $388,565  $405,517

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1.DESCRIPTION  AND SHARES OF THE FUNDS.  The Rodney  Square  Fund
  and the Rodney Square Tax-Exempt Fund (the "Fund(s)") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Declarations of Trust for the Rodney Square Fund, dated February 16, 1982, and the Rodney Square Tax-Exempt Fund, dated July 31, 1985, each as last amended on February 15, 1993, permit the Trustees of each Fund to create additional series (or portfolios), each of which may issue additional classes of shares. There are currently two portfolios, the U.S. Government Portfolio and the Money Market Portfolio (the "Portfolios"), in the Rodney Square Fund, each of which currently consists of a single class of shares. The Rodney Square Tax-Exempt Fund has one portfolio (also a "Portfolio") with a single class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of each Fund:

  Security Valuation. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act provided that the Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

  FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and each intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required. At September 30, 1997, the U.S. Government Portfolio, the Money Market Portfolio and the Rodney Square Tax-Exempt Fund had a net tax basis capital loss carryforward available to offset future capital gains of approximately $6,000, $40,000 and $2,000, respectively, which will expire as follows:

                                   CAPITAL LOSS        EXPIRATION
                                   CARRYFORWARD           DATE
                                   ------------        ----------
    U.S. Government Portfolio.....     $  6,000         09/30/03
    Money Market Portfolio........     $ 25,000         09/30/02
    Money Market Portfolio........     $ 15,000         09/30/05
    Rodney Square Tax-Exempt Fund.     $  2,000         09/30/02

  INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consists of accrued interest and discount earned
  (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For the Rodney Square Tax-Exempt Fund only, the tax-exempt interest portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

  REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS - CONTINUED
------------------------------------------------------------------------------

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  OTHER. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

  The Money Market Portfolio invests in short-term unsecured debt instruments of corporate issuers. The ability of a corporate issuer to meet its obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio's investments in corporate notes, commercial paper, certificates of deposit, and time deposits of domestic and foreign banks represented in the aggregate approximately 37.8% of its total investments on September 30, 1997.

  Approximately 88.9% of the investments by the Rodney Square Tax-Exempt Fund on September 30, 1997 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

3.MANAGEMENT  FEE  AND OTHER TRANSACTIONS WITH  AFFILIATES.   The
  Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Investment Adviser and Administrator to each of the Funds pursuant to separate Management Agreements each dated August 9, 1991. Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as budgeting, financial reporting, compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of the average daily net assets of each Portfolio of the Funds.
  The management fee paid to RSMC for the fiscal year ended September 30, 1997, amounted to $1,660,206 for the U.S.
  Government Portfolio, $5,069,252 for the Money Market Portfolio and $1,325,491 for the Rodney Square Tax-Exempt Fund.

  RSMC determines the net asset value per share and provides all Fund accounting services pursuant to a separate Accounting Services Agreement with each Fund. For its services, RSMC receives an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100,000,000. For the fiscal year ended September 30, 1997, RSMC's fees for accounting services amounted to $100,648 for the U.S. Government Portfolio, $245,714 for the Money Market Portfolio and $86,405 for the Rodney Square Tax-Exempt Fund.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    NOTES TO THE FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

  WTC serves as Custodian of the assets of the Funds and is paid for the provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

  RSMC serves as Transfer and Dividend Paying Agent for the Funds and does not receive any separate fees from the Funds for the performance of these services other than the reimbursement of all reasonable out-of-pocket expenses incurred by RSMC or its agents for the provision of such services.

  Pursuant to a Distribution Agreement with each Fund, dated as of December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Boards of Trustees have adopted, and shareholders have approved, distribution plans (the "12b-1 Plans") pursuant to Rule 12b-1 under the 1940 Act, to allow each Fund to reimburse RSD for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the fiscal year ended September 30, 1997, such expenses amounted to $60,430 for the U.S. Government Portfolio, $196,165 for the Money Market Portfolio and $18,757 for the Rodney Square Tax-Exempt Fund.

  The salaries of all officers of each Fund, the Trustees of each Fund who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates and all personnel of the Funds, WTC, RSMC or RSD performing services related to research, statistical and investment activities, are paid by WTC, RSMC, RSD, or their affiliates. The fees and expenses of the "non-interested" Trustees amounted to $6,157 for the U.S. Government Portfolio, $9,164 for the Money Market Portfolio and $6,165 for the Rodney Square Tax-Exempt Fund for the fiscal year ended September 30, 1997.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To  the  Shareholders and Trustees of The Rodney Square Fund  and
The Rodney Square Tax-Exempt Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Fund (comprising, respectively, the U.S. Government and the Money Market Portfolios) and The Rodney Square Tax-Exempt Fund (the "Funds"), as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In  our  opinion,  the financial statements and    financial
highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Rodney Square Fund and The Rodney
Square Tax-Exempt Fund at September 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                    /s/ Ernst & Young LLP





Philadelphia, Pennsylvania
October 22, 1997

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
    TAX INFORMATION
-------------------------------------------------------------------------------


  Pursuant  to Section 852 of the Internal Revenue Code of  1986,
  The  Rodney  Square Tax-Exempt Fund designates       $8,592,334
  as tax-exempt dividends.

  In January, 1998 shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 1997, including any distributions paid between September 30, 1997 and December 31, 1997.

 [Outside cover -- divided into two sections]
 [Left section]


                          TRUSTEES
                        Eric Brucker
                       Fred L. Buckner
                    Robert J. Christian
                     Martin L. Klopping
                      John J. Quindlen
                  ------------------------

                         OFFICERS
                Martin L. Klopping, PRESIDENT
            Joseph M. Fahey, Jr., VICE PRESIDENT
        Robert C. Hancock, VICE PRESIDENT & TREASURER
          Carl M. Rizzo, Esq., ASSISTANT SECRETARY
             Diane D. Marky, ASSISTANT SECRETARY
            Connie L. Meyers, ASSISTANT SECRETARY
             John J. Kelley, ASSISTANT TREASURER
       ------------------------------------------------

              FUND MANAGER, ADMINISTRATOR AND
                       TRANSFER AGENT
            Rodney Square Management Corporation
          ----------------------------------------

                          CUSTODIAN
                  Wilmington Trust Company
                ----------------------------

                         DISTRIBUTOR
              Rodney Square Distributors, Inc.
            -----------------------------------

                        LEGAL COUNSEL
                 Kirkpatrick & Lockhart LLP
               ------------------------------

                    INDEPENDENT AUDITORS
                      Ernst & Young LLP
                   ----------------------


  THIS REPORT IS SUBMITTED FOR THE  GENERAL INFORMATION OF THE
  SHAREHOLDERS OF THE FUNDS.  THE REPORT IS NOT AUTHORIZED FOR
  DISTRIBUTION  TO  PROSPECTIVE  INVESTORS IN THE FUNDS UNLESS
  PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS02  11/97
[Right section]

the RODNEY SQUARE
    FUND

         &

the RODNEY SQUARE
    TAX-EXEMPT
    FUND

[GRAPHIC]  Caesar Rodney
upon his galloping horse
facing right, reverse
image on dark background


    ANNUAL REPORT
    SEPTEMBER 30, 1997